Intangible Assets - Summary of Intangible Assets (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment losses	kr (31,916)	kr (61)	kr (313)
Capitalized development expenditure [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	3,705
Intangible assets and goodwill, Closing balance	4,678	3,705
Capitalized development expenditure [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	21,096	19,158
Additions	2,173	1,720
Balances regarding acquired/divested business	0
Disposals	(153)
Reclassifications	(16)
Translation differences	(117)	218
Intangible assets and goodwill, Closing balance	22,983	21,096	19,158
Capitalized development expenditure [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(13,646)	(11,885)
Amortizations	(1,137)	(1,586)
Balances regarding acquired/divested business	0
Disposals	153
Translation differences	70	(175)
Intangible assets and goodwill, Closing balance	(14,560)	(13,646)	(11,885)
Capitalized development expenditure [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(3,745)	(3,745)
Balances regarding acquired/divested business	0
Impairment losses	0
Translation differences	0
Intangible assets and goodwill, Closing balance	(3,745)	(3,745)	(3,745)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	84,570
Intangible assets and goodwill, Closing balance	52,944	84,570
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	90,914	44,963
Additions	0
Balances regarding acquired/divested business	348	40,881
Disposals	0
Translation differences	(77)	5,070
Intangible assets and goodwill, Closing balance	91,185	90,914	44,963
Goodwill [member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	0
Amortizations	0
Balances regarding acquired/divested business	0
Disposals	0
Translation differences	0
Intangible assets and goodwill, Closing balance	0	0
Goodwill [member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(6,344)	(6,759)
Balances regarding acquired/divested business	0	415
Impairment losses	(31,897)	0
Translation differences	0
Intangible assets and goodwill, Closing balance	(38,241)	(6,344)	(6,759)
Customer Relationships IPR and other Intangible Assets [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	26,340
Intangible assets and goodwill, Closing balance	22,667	26,340
Customer Relationships IPR and other Intangible Assets [Member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	82,854	55,936
Additions	97	126
Balances regarding acquired/divested business	306	23,451
Disposals	(563)	(452)
Translation differences	(1,884)	3,793
Intangible assets and goodwill, Closing balance	80,810	82,854	55,936
Customer Relationships IPR and other Intangible Assets [Member] | Accumulated depreciation and amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(48,770)	(44,456)
Amortizations	(3,321)	(1,991)
Balances regarding acquired/divested business	0	22
Disposals	563	452
Translation differences	1,123	(2,797)
Intangible assets and goodwill, Closing balance	(50,405)	(48,770)	(44,456)
Customer Relationships IPR and other Intangible Assets [Member] | Accumulated impairment losses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Opening balance	(7,744)	(7,650)
Balances regarding acquired/divested business	0	81
Impairment losses	(19)	(61)
Translation differences	25	(114)
Intangible assets and goodwill, Closing balance	kr (7,738)	kr (7,744)	kr (7,650)